Leases - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	May 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2017 USD ($) ft²	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use assets		$ 11,071		$ 11,071	$ 6,549	$ 10,551
Operating lease liability		14,680		14,680
Adjustment of right-of-use operating lease liability				6,409	3,939
Total operating lease cost				2,900	1,900
Fixed lease expense				2,600	1,700
Variable lease expense				300	200
Cash paid for lease liabilities				3,300	3,500
350 Treat Building Lease [Member]
Lessee, Lease, Description [Line Items]
Office and warehouse space | ft²			26,125
Operating lease term			3 years 1 month 6 days
Lease term expiration date			Jan. 31, 2023
Lease payment obligation			$ 7,400
Tenant improvements			$ 2,400
Operating lease, right-of-use assets		2,100		2,100	3,000
Operating lease liability		$ 3,100		$ 3,100	4,300
Lease liability, discount rate		5.25%		5.25%
2741 16th Street Lease [Member]
Lessee, Lease, Description [Line Items]
Office and warehouse space | ft²			20,032
Operating lease term			3 years 1 month 6 days
Lease term expiration date			Aug. 31, 2023
Lease payment obligation	$ 8,500		$ 8,200
Tenant improvements			$ 4,600
Operating lease, right-of-use assets		$ 8,700		$ 8,700	3,500
Operating lease liability		$ 11,500		$ 11,500	$ 4,900
Lease liability, discount rate		5.25%		5.25%
Parking space			25,000
Operating lease, extension term	4 years
Base lease payments increase from original agreement	$ 700
Adjustment of right-of-use operating lease liability	$ 6,200
Hong Kong Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease term		3 years		3 years
Lease term expiration date		Dec. 13, 2023
Lease payment obligation		$ 200		$ 200
Operating lease, right-of-use assets		200		200
Operating lease liability		$ 200		$ 200
Lease liability, discount rate		5.25%		5.25%